Schedule I Condensed Financial Information of Parent Company-Balance sheet paranthetical (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	101,847,447	100,354,801
Ordinary shares, shares outstanding	94,456,773	96,617,349
Treasury stock, shares	7,390,674	3,737,452
LightInTheBox Holding Co., Ltd.
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	101,847,447	100,354,801
Ordinary shares, shares outstanding	94,456,773	96,617,349
Treasury stock, shares	7,390,674	3,737,452